Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	₩ 2,938,563	₩ 1,915,017
Acquisition	30,962	1,206,702
Disposal	0	(807)
Impairment loss	(21,065)	(166,838)
Other	1,070	(15,511)
Ending balance	₩ 2,949,530	₩ 2,938,563